CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance of Class A ordinary shares upon the completion of IPO and CPP, issuance costs	$ 9,442